Financial instruments and risk management - Currency risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments and risk management
Value exposure to currency exchange rates	$ 1,081,955	$ 0
Percentage of increase in risk assumption	5.00%
Decrease in profit loss from increase in risk assumption	$ 70,543
Percentage of decrease in risk assumption	5.00%
Increase in profit loss from decrease in risk assumption	$ 77,968